COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Years ending December 31:
2015	$ 2,141
2016	2,097
2017	2,082
2018	2,082
2019	347
Future minimum annual lease commitments, Total	$ 8,749